STATEMENT OF INCOME BY NATURE (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Of Income By Nature
Incurred in expenses	R$ 33,389	R$ 42,010